FAIR VALUE MEASUREMENTS - Initial Measurement (Details) - Cik0001819516 Aspirational Consumer Lifestyle Corp	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 25, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input				1.16
Risk-free interest rate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		0.4	0.4	0.4
Expected term (years) | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		1	1	1
Expected volatility | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		20.0	20.0	20.0
Exercise price | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		11.50	11.50	11.50
Fair value of Units | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input		10.60	10.60	10.60
Private Placement Warrants | Risk-free interest rate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0.87	0.43
Private Placement Warrants | Expected term (years) | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	5.04	5.49
Private Placement Warrants | Expected volatility | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	28.7	20.0
Private Placement Warrants | Exercise price | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	11.50	11.50
Private Placement Warrants | Fair value of Units | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	9.98	9.97
Private Placement Warrants | Probability of Acquisition | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	95	85